Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Receivables

	31.12.2019 RMB’000	31.12.2020 RMB’000	31.12.2020 US$’000
Trade receivables, gross	794,678	332,567	51,391
Less: Allowance for expected credit losses	(57,611)	(43,519)	(6,725)

Net trade receivables (Note 6.2)	737,067	289,048	44,666
Bills receivable (i)	7,005,234	7,793,343	1,204,293

Total (Note 34)	7,742,301	8,082,391	1,248,959

Amounts receivable:
- associates and joint ventures (trade)	609	1,266	196
- associates and joint ventures (non-trade)	11,185	11,119	1,718
- related parties (trade)	73,243	9,663	1,493
- related parties (non-trade)	2,092	2,992	462
Staff advances	7,133	3,326	514
Interest receivables	12,224	4,999	772
Bills receivable in transit	8,700	12,620	1,950
Refundable deposits	2,131	283	44
Others	49,218	36,668	5,667
Less: Impairment losses – other receivables (ii)	(5,243)	(6,741)	(1,042)

Other receivables carried at amortized cost (Note 34)	161,292	76,195	11,774
Tax recoverable	223,652	236,400	36,531
Prepayments	63,048	64,102	9,906

Net other receivables	447,992	376,697	58,211

Total trade and other receivables	8,190,293	8,459,088	1,307,170

Note:

(i)	As of December 31, 2020, bills receivable includes bills received from related parties amounted to RMB 1,014.1 million (US$156.7 million) (2019: RMB 1,050.7 million) respectively.
As of December 31, 2019 and 2020, there was no bills receivable pledged to secure bank facilities.

(ii)
This comprised of impairment loss on bills receivable in transit of RMB 6.5 million (US$1.0 million) as of December 31, 2020 (2019: RMB 5.0 million). This impairment loss was charged to the consolidated statement of profit or loss under “Selling, general and administrative expenses”.

Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables
Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2019 RMB’000	31.12.2020 RMB’000	31.12.2020 US$’000

At January 1	30,586	62,854	9,713
Debit/(credit) to consolidated statement of profit or loss (under “ S elling, general and administrative expenses”)	32,340	(12,349)	(1,908)
Written off	(62)	(242)	(37)
Translation difference	(10)	(3)	(1)

At December 31	62,854	50,260	7,767